RULE 497 FILING

On behalf of the Goldman Sachs Enhanced Dividend Global Equity Portfolio, Goldman Sachs Equity Income Fund, Goldman Sachs Income Builder Fund, Goldman Sachs Rising Dividend Growth Fund, Goldman Sachs International Equity Income Fund, Goldman Sachs MLP & Energy Fund, Goldman Sachs MLP Energy Infrastructure Fund, Goldman Sachs Global Infrastructure Fund, Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio, and Goldman Sachs Satellite Strategies Portfolio (the “Funds”), each a series of Goldman Sachs Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0001193125-20-161911) on June 5, 2020 which is incorporated by reference into this Rule 497 Filing.